HODGES FUND
                                   -----------


May 19, 1997

Dear Shareholder:

Allow me to thank you for being a shareholder of the Hodges Fund. I hope and trust that you have been pleased with your investment. I am happy to announce that we now have 921 shareholders toward our goal of 1000, the target number required for listing in the mutual fund section of the national press. I know you will appreciate our being listed, since it will enable you to keep up with the Fund on a daily or weekly basis.

You may find it a little confusing that the Fund's March fiscal year-end does not compare with the calendar year from which you see so many fund comparisons.

For the year ending in December, 1996, the Fund had an average annual return of 24.31%, after giving effect to sales charges, according to SEC advertising requirements. The net asset value was actually up 27.48%. From April 1, 1996 to March 31, 1997, our fiscal year end, the Fund's return was 11.31% and net asset value was up 14.18%. This compares with the average capital appreciation fund increasing by only 4% over the same period, according to Lipper Analytical Services.

Through March 31 of this year, our average annual return since inception in October, 1992 has been 14.87%. Net asset value increased 15.52% on an average yearly basis.

The cumulative total return since inception has been 86%. Net asset value has increased 90.78%. The three-year average return through March, 1997 was 17.28% with net asset value up 18.28% on average. According to Lipper Analytical Services, we ranked 23rd out of 240 capital appreciation funds on a three-year basis through March of this year.

We have recently made some adjustments in our holdings - selling some holdings and replacing them with companies in which we see capital appreciation possibilities with what we deem to be slightly less risk.

If you have questions about our strategy or our holdings, please feel free to call us.

Sincerely,

/s/ DON W. HODGES
DON W. HODGES

                                   HODGES FUND
                                   -----------

                                  Hodges Fund
                  Value of $10,000 vs. S&P 500 and Russell 2000

                      Annual Average Total Return Periods
                              Ended March 31, 1997

                      1 Year                       Inception (10/9/92)
                      11.31%                               14.87%


                     10/9/92  12/31/92  12/31/93  12/31/94  10/31/95  12/31/95  3/31/96  6/30/96  9/30/96  12/31/96  3/31/97
                     -------  --------  --------  --------  --------  --------  -------  -------  -------  --------  -------

Hodges Fund           10,000   10,685     11,347    11,459    14,890    14,380   16,291   17,329   17,407   18,331    18,599
S & P 500 Index       10,000   10,417     11,968    12,427    15,707    16,699   17,599   18,376   18,952   20,538    21,087
Russell 2000 Index    10,000   11,777     14,000    13,745    16,508    17,655   18,556   19,484   19,550   20,569    19,503

Past performance is not predictive of future performance.

                                   HODGES FUND
                                   -----------


SCHEDULE OF INVESTMENTS at March 31, 1997

-------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 95.9%                                                             Market Value
-------------------------------------------------------------------------------------------------------------------
                     Aircraft Manufacturing: 1.0%
       2,000         Boeing Company..........................................................           $ 197,250
                                                                                                        ---------

                     Airlines: 2.8%
      25,000         Southwest Airlines Company..............................................             553,125
                                                                                                        ---------

                     Auto Manufacturing: 2.9%
      10,000         General Motors Corp.....................................................             553,750
                                                                                                        ---------

                     Building Materials: 3.7%
      10,000         Elcor Corp..............................................................             256,250
      10,000         NCI Building System, Inc.*..............................................             323,750
       5,000         Triangle Pacific Corp.*.................................................             137,500
                                                                                                        ---------
                                                                                                          717,500
                                                                                                        ---------
                     Computer Chip Manufacturing: 3.7%
      10,000         Micron Technology, Inc..................................................             405,000
      24,000         Optek Technology, Inc.*.................................................             315,000
                                                                                                        ---------
                                                                                                          720,000
                                                                                                        ---------
                     Computer, Software and Networking: 4.4%
      15,000         America Online, Inc.*...................................................             635,625
      10,000         American Power Conversion Corp.*........................................             216,250
                                                                                                        ---------
                                                                                                          851,875
                                                                                                        ---------
                     Confectionaries: 4.5%
       9,000         Tootsie Roll Industries, Inc............................................             403,875
       8,000         William Wrigley, Jr., Company...........................................             467,000
                                                                                                        ---------
                                                                                                          870,875
                                                                                                        ---------
                     Construction Equipment: 2.7%
     120,000         CMI Corp., Class A......................................................             525,000
                                                                                                        ---------

                     Construction Materials: 5.9%
      30,000         Texas Industries, Inc...................................................             825,000
       5,000         Vulcan Materials Company................................................             324,375
                                                                                                        ---------
                                                                                                        1,149,375
                                                                                                        ---------

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                   -----------


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Consumer Products: 0.8%
     140,000         Pentech International, Inc.*+...........................................           $ 154,375
                                                                                                        ---------

                     Corrections Industry: 5.2%
      26,750         Children's Comprehensive Services, Inc..................................             307,625
      20,000         Corrections Corp.*......................................................             485,000
      15,000         Wackenhut Corp., Class B................................................             213,750
                                                                                                        ---------
                                                                                                        1,006,375
                                                                                                        ---------
                     Electronic Distribution: 2.2%
      35,963         Sterling Electronics Corp...............................................             427,061
                                                                                                        ---------

                     Entertainment: 2.2%
      20,000         Gaylord Entertainment Company...........................................             430,000
                                                                                                        ---------

                     Financial: 3.1%
      30,000         Capstead Mortgage Corp..................................................             611,250
                                                                                                        ---------

                     Food Products: 0.8%
      10,000         Chiquita Brands International...........................................             156,250
                                                                                                        ---------

                     Gas Distribution: 1.3%
      10,000         Atmos Energy Corp.......................................................             253,750
                                                                                                        ---------

                     Home Manufacturing: 0.9%
       8,000         Palm Harbor Homes, Inc.*................................................             171,500
                                                                                                        ---------

                     Insurance: 4.0%
      59,000         Nobel Insurance, Ltd....................................................             781,750
                                                                                                        ---------

                     Long Term Health Care: 2.0%
      10,000         Vencor, Inc.*...........................................................             378,750
                                                                                                        ---------

See accompanying Notes to Financial Statements.
4

                                   HODGES FUND
                                   -----------


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Medical Related Services: 5.6%
     110,000         Diagnostic Health Services, Inc.*.......................................           $ 866,250
      63,000         Laboratory Specialists of America, Inc.*................................             141,750
      15,000         Physicians Reliance Network, Inc.*......................................              76,875
                                                                                                        ---------
                                                                                                        1,084,875
                                                                                                        ---------
                     Networking: 3.4%
      40,000         Optical Data Systems, Inc.*.............................................             500,000
       8,000         Xylan Corp.*............................................................             154,000
                                                                                                        ---------
                                                                                                          654,000
                                                                                                        ---------
                     Oil and Gas Drilling: 1.1%
      10,000         Global Marine, Inc.*....................................................             215,000
                                                                                                        ---------

                     Oil and Gas Production: 2.8%
       3,000         Exxon, Inc..............................................................             323,250
       2,000         Texaco, Inc.............................................................             219,000
                                                                                                        ---------
                                                                                                          542,250
                                                                                                        ---------
                     Pharmaceuticals: 1.1%
       3,000         Agouron Pharmaceuticals, Inc.*..........................................             211,875
                                                                                                        ---------

                     Publishing - Books: 2.7%
       5,000         Houghton Mifflin Company................................................             270,000
      25,000         Thomas Nelson, Inc......................................................             262,500
                                                                                                        ---------
                                                                                                          532,500
                                                                                                        ---------
                     Real Estate: 1.5%
      10,000         Texas Pacific Land Trust................................................             292,500
                                                                                                        ---------

                     Restaurants: 2.0%
      20,000         Brinker International, Inc.*............................................             252,500
       5,000         Cracker Barrel Old Country Store Corp...................................             130,625
                                                                                                        ---------
                                                                                                          383,125
                                                                                                        ---------

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                   -----------


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Retail: 13.8%
     226,400         Calloway's Nursery, Inc.*...............................................           $ 183,950
     200,000         E-Z Serve Corp.*........................................................             175,000
      13,000         Home Depot, Inc. .......................................................             695,500
      30,000         Kmart Corp..............................................................             363,750
      10,000         Neiman Marcus Group, Inc.*..............................................             257,500
      20,000         Price/Costco, Inc.*.....................................................             552,500
      50,000         Southland Corp.*........................................................             157,813
      10,000         Wal-Mart Stores, Inc....................................................             278,750
                                                                                                       ----------
                                                                                                        2,664,763
                                                                                                       ----------
                     Shoe Manufacturing: 2.1%
      20,000         Rocky Shoes & Boots, Inc.*..............................................             267,500
      10,000         Stride Rite Corp........................................................             150,000
                                                                                                       ----------
                                                                                                          417,500
                                                                                                       ----------
                     Stock Brokerage: 3.2%
      10,000         Charles Schwab Corp.....................................................             318,750
      15,000         Quick & Reilly Group, Inc...............................................             311,250
                                                                                                       ----------
                                                                                                          630,000
                                                                                                       ----------

                     Venture Capital: 2.5%
       5,500         Capital Southwest Corp..................................................             373,312
      90,000         Southern Venture II LP..................................................             115,664
                                                                                                       ----------
                                                                                                          488,976
                                                                                                       ----------

                     Total Common Stocks (cost $17,768,239) .................................          18,627,175
                                                                                                       ----------


      Shares         WARRANTS: 0.4%
-------------------------------------------------------------------------------------------------------------------

                     Corrections Industry: 0.2%
       6,500         Correctional Service Corp., Class A*....................................              42,250
                                                                                                       ----------

See accompanying Notes to Financial Statements.
6

                                   HODGES FUND
                                   -----------


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued

-------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
-------------------------------------------------------------------------------------------------------------------
                     Retail: 0.2%
       3,000         Zale Corp.*.............................................................            $ 25,875
                                                                                                       ----------

                     Total Warrants (cost $94,310)...........................................              68,125
                                                                                                       ----------


Principal Amount     REPURCHASE AGREEMENT: 5.0%
-------------------------------------------------------------------------------------------------------------------
    $972,000         Star Bank Repurchase Agreement, 5.00%, dated 3/31/1997,
                     due 4/1/1997, collateralized by $1,045,000 GNMA, due
                     1/20/2024 (proceeds $972,135) (cost $972,000)...........................             972,000
                                                                                                      -----------

                     Total Investment in Securities (cost $18,834,549++): 101.3%..............         19,667,300
                     Liabilities in excess of Other Assets: (1.3%)...........................            (244,834)
                                                                                                      -----------
                     Total Net Assets: 100.0%................................................         $19,422,466
                                                                                                      ===========

* Non-income producing security.

+ Restricted security. (Note 3)

++ At March 31,  1997,  the cost of  securities  for  Federal tax  purposes  was
$18,860,730.  Unrealized  appreciation  and  depreciation  of securities were as follows:
                     Gross unrealized appreciation...........................................         $ 1,987,761
                     Gross unrealized depreciation...........................................          (1,181,191)
                                                                                                      -----------
                              Net unrealized appreciation....................................         $   806,570
                                                                                                      ===========

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                   -----------


STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997

-------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (identified cost $18,834,549) (Notes 2-A and 3) ...          $19,667,300
      Cash...................................................................................                  625
      Receivables:
            Dividends and interest ..........................................................               16,138
            Investments sold.................................................................               26,499
            Fund shares sold ................................................................              106,880
      Prepaid expenses.......................................................................                4,352
                                                                                                       -----------
                  Total assets ..............................................................           19,821,794
                                                                                                       -----------
LIABILITIES
      Payables:
            Administration fee...............................................................                3,428
            Advisory fee.....................................................................               14,569
            Distribution costs...............................................................               24,734
            Fund shares redeemed.............................................................               42,608
            Investments purchased............................................................              297,664
      Accrued expenses ......................................................................               16,325
                                                                                                       -----------
                  Total liabilities..........................................................              399,328
                                                                                                       -----------

NET ASSETS  .................................................................................          $19,422,466

      Net asset value and redemption price per share
            ($19,422,466/1,470,953 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $13.20
                                                                                                            ======
      Computation of offering price per share
            (Net asset value $13.20/.975)....................................................               $13.54
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $16,986,995
      Undistributed net realized gain on investments ........................................            1,602,720
      Net unrealized appreciation on investments.............................................              832,751
                                                                                                       -----------
            Net assets ......................................................................          $19,422,466
                                                                                                       ===========

See accompanying Notes to Financial Statements.
8

                                   HODGES FUND
                                   -----------


STATEMENT OF OPERATIONS - For the Year Ended March 31, 1997

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 165,902
            Interest ........................................................................               33,283
                                                                                                       -----------
                  Total income ..............................................................              199,185
                                                                                                       -----------
      Expenses
            Advisory fees (Note 4) ..........................................................              141,685
            Distribution costs (Notes 4 and 5) ..............................................               83,344
            Administration fees (Note 4).....................................................               33,748
            Custodian and accounting fees....................................................               28,984
            Audit fees ......................................................................               15,003
            Transfer agent fees..............................................................               14,494
            Miscellaneous fees...............................................................               10,801
            Registration fees ...............................................................                8,746
            Reports to shareholders..........................................................                7,747
            Legal fees ......................................................................                6,456
            Trustees' fees ..................................................................                4,241
            Insurance fees...................................................................                2,303
                                                                                                       -----------
                  Total expenses.............................................................              357,552
                                                                                                       -----------
                        Net investment loss   ...............................................             (158,367)
                                                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain from security transactions ..........................................            3,206,306
      Net change in unrealized appreciation on investments ..................................             (904,746)
                                                                                                       -----------
                  Net realized and unrealized gain on investments ...........................            2,301,560
                                                                                                       -----------
                        Net Increase in Net Assets Resulting from Operations ................          $ 2,143,193
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                   -----------


STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                                      Year               Year
                                                                                      Ended              Ended
                                                                                    March 31,          March 31,
                                                                                      1997               1996
-------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................         $ (158,367)         $ (67,390)
Net realized gain from security transactions ..............................          3,206,306          1,783,600
Net change in unrealized appreciation on investments.......................           (904,746)         1,406,629
                                                                                   -----------        -----------
      Net increase in net assets resulting from operations  ...............          2,143,193          3,122,839
                                                                                   -----------        -----------

DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions*..............................         (1,706,975)        (1,719,697)
                                                                                   -----------        -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
   in outstanding shares (a) ..............................................          5,714,684          2,572,239
                                                                                   -----------        -----------
      Total increase in net assets ........................................          6,150,902          3,975,381

NET ASSETS
Beginning of year..........................................................         13,271,564          9,296,183
                                                                                   -----------        -----------
End of year (including accumulated net investment loss
   of $158,367 and $0, respectively)......................................         $19,422,466        $13,271,564
                                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                                  Year Ended                    Year Ended
                                                                March 31, 1997                March 31, 1996
                                                             ---------------------        -----------------------
                                                             Shares        Value          Shares          Value
                                                             -------    ----------        -------      ----------
Shares sold ......................................           385,232    $5,092,543        137,704      $1,683,074
Shares issued in reinvestment of distribution ....           113,132     1,399,627        153,128       1,695,559
Shares redeemed ..................................           (58,775)     (777,486)       (64,430)       (806,394)
                                                             -------    ----------        -------      ----------
Net increase .....................................           439,589    $5,714,684        226,402      $2,572,239
                                                             =======    ==========        =======      ==========

*See Financial Highlights for per share data.

See accompanying Notes to Financial Statements.
10

                                   HODGES FUND
                                   -----------


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

-------------------------------------------------------------------------------------------------------------------
                                                       Year         Year        Year         Year    Oct. 9, 1992*
                                                       Ended        Ended       Ended        Ended      through
                                                     March 31     March 31,   March 31,    March 31,   March 31,
                                                       1997         1996        1995         1994        1993
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .............     $12.87      $11.55      $10.80       $11.78      $10.25
Income from investment operations:
      Net investment income (loss) ...............       (.11)       (.07)       (.08)        (.03)        .02
      Net realized and unrealized gain on
         investments .............................       1.85        3.42        1.09          .07        1.51
                                                       ------      ------      ------       ------      ------
Total from investment operations..................       1.74        3.35        1.01          .04        1.53
                                                       ------      ------      ------       ------      ------
Less distributions:
      From net investment income..................        -0-         -0-         -0-         (.01)        -0-
      From net capital gains .....................      (1.41)      (2.03)       (.26)       (1.01)        -0-
                                                       ------      ------      ------       ------      ------
Total distributions...............................      (1.41)      (2.03)       (.26)       (1.02)        -0-
                                                       ------      ------      ------       ------      ------
Net asset value, end of period ...................     $13.20      $12.87      $11.55       $10.80      $11.78
                                                       ======      ======      ======       ======      ======

Total return .....................................      14.18%      32.33%       9.60%        0.22%      25.59%+

Ratios/supplemental data:
Net assets, end of period (millions)..............     $ 19.4      $ 13.3        $ 9.3       $ 8.5       $ 6.9
Ratio of expenses to average net assets:
      Before expense reimbursement ...............       2.14%       2.08%       2.31%        2.63%       2.17%+
      After expense reimbursement.................       2.14%       2.08%       2.31%        2.07%       2.17%+
Ratio of net investment income (loss) to
    average net assets:
      Before expense reimbursement ...............      (0.95%)     (0.61%)     (0.75%)      (0.84%)      0.41%+
      After expense reimbursement ................      (0.95%)     (0.61%)     (0.75%)      (0.29%)      0.41%+

Portfolio turnover rate ..........................     115.77%     124.89%      73.65%      192.03%      26.23%

Average commision rate paid per share++............    $.0331         -           -            -           -

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                   HODGES FUND
                                   -----------


NOTES TO FINANCIAL STATEMENTS at March 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

           U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date, unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

      D. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
12

                                   HODGES FUND
                                   -----------


NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 3 - RESTRICTED SECURITIES

      On March 31, 1997, the Fund held restricted securities (i.e., securities which may not be publicly sold without registration under the Securities Act or without an exemption under that Act). These securities are valued at fair value as determined by the Board of Trustees, giving consideration to credit quality, dividend rate, if any, projected earnings and marketability of the securities of comparable issuers. On March 31, 1997, and on the date of acquisition, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and cost of restricted securities are as follows:

                                                                         Per Unit Value
                                    Shares        Acquisition Date         at 3-31-97          Cost
                                    ------        ----------------         ----------          ----
Pentech International, Inc.         50,000        January 13, 1997            $0.50           $25,000
                                                                                              =======

The restricted security had a fair value of $25,000 or 0.13% of net assets at March 31, 1997.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended March 31, 1997, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund. For the year ended March 31, 1997, the Fund incurred $141,685 in advisory fees.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

                  Under $15 million            $30,000
                  $15 to $50 million           0.20% of average net assets
                  $50 to $100 million          0.15% of average net assets
                  $100 to $150 million         0.10% of average net assets
                  Over $150 million            0.05% of average net assets

      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Advisor. For the year ended March 31, 1997, the Distributor received as commissions $58,983 from the Fund in connection with its distribution of the Fund's shares.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

                                   HODGES FUND
                                   -----------


NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 5 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the year ended March 31, 1997, the Fund paid fees of $83,344 to the Distributor.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the year ended March 31, 1997, were $21,801,664 and $18,469,135, respectively.

                                   HODGES FUND
                                   -----------


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      HODGES FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Hodges Fund (a series of Professionally Managed Portfolios) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from October 9, 1992 (commencement of operations) to March 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation request, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hodges Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from October 9, 1992 (commencement of operations) to March 31, 1993, in conformity with generally accepted accounting principles.

                                                            Tait, Weller & Baker


Philadelphia, Pennsylvania
April 17, 1997

                               Advisor
               Hodges Capital Management, Incorporated                                 HODGES FUND
                          2905 Maple Avenue                                            -----------
                         Dallas, Texas 75201
                           (800) 388-8512
                                  o                                                     Designed
                             Distributor                                              for Investors
                    First Dallas Securities, Inc.                                    Who Want Growth
                          2905 Maple Avenue
                         Dallas, Texas 75201
                                  o
                              Custodian
                           Star Bank, N.A.
                          425 Walnut Street
                       Cincinnati, Ohio 45202
                                  o
                           Transfer Agent
                    American Data Services, Inc.
                        24 West Carver Street
                              2nd Floor
                     Huntington, New York 11743
                                  o
                              Auditors
                        Tait, Weller & Baker
                  Two Penn Center Plaza, Suite 700
                  Philadelphia, Pennsylvania 19102                                    Annual Report
                                  o
                            Legal Counsel                                          For the Year Ended
                  Heller, Ehrman, White & McAuliffe                                  March 31, 1997
                           333 Bush Street
                   San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.